Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	As of December 31,
	2025	2024
Accrued loan interest and loan fees	$17,816	$16,768
Accrued operating expenses	8,661	7,238
Accrued capitalized expenses	101	101
Accrued voyage expenses and commissions	9,927	5,305
Accrued general and administrative expenses	1,212	1,748
Total	$37,717	$31,160